Our people	12 Months Ended
Dec. 31, 2024
Number and average number of employees [abstract]
Our people
5. Our people
Our monthly average staff numbers by geographical distribution were as follows:

	2024	2023	2022
North America	22,474	23,562	23,740
United Kingdom	11,816	12,457	12,490
Western Continental Europe	22,533	23,580	22,717
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	54,458	55,133	55,182
	111,281	114,732	114,129
Their reportable segment distribution was as follows:

	2024	2023	2022
Global Integrated Agencies	95,053	97,838	97,288
Public Relations	7,742	8,377	8,125
Specialist Agencies	8,486	8,517	8,716
	111,281	114,732	114,129
At the end of 2024, staff numbers were 108,044 (2023: 114,173, 2022: 115,473).
Staff costs[1] include:

	2024	2023	2022
	£m	£m	£m
Wages and salaries	5,622	5,879	5,721
Cash-based incentive plans	242	233	293
Share-based incentive plans (note 21)	109	140	122
Social security costs	692	715	689
Pension costs (note 22)	215	213	205
Severance	61	78	44
Other staff costs	820	879	1,092
	7,761	8,137	8,166
Note
[1]Additional staff costs of £137 million (2023: £71 million, 2022: £16 million) are included within Restructuring and transformation costs disclosed in note 3.
Compensation for key management personnel includes:

	2024	2023	2022
	£m	£m	£m
Short-term employee benefits	27	28	30
Pensions and other post-retirement benefits	1	1	1
Share-based payments	19	30	30
	47	59	61
Key management personnel comprises the Board and the Executive Committee.